TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
d.	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2015	2016	2017

Domestic	$1,007	$4,151	$5,948
Foreign	2,141	3,443	3,692

	$3,148	$7,594	$9,640

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
e.	Taxes on income are comprised as follows:

	Year Ended December 31,
	2015	2016	2017

Current taxes	$806	$831	$688
Deferred tax expense (income)	1,976	(9,475)	4,922

	$2,782	$(8,644)	$5,610

Domestic	$1,458	$(6,576)	$2,979
Foreign	1,324	(2,068)	2,631

	$2,782	$(8,644)	$5,610

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2017

Deferred tax assets:
Net operating loss carry-forward	$41,781	$34,708
Reserves and allowances	8,916	4,195

Net deferred tax assets before valuation allowance	50,697	38,903
Less - Valuation allowance	(39,090)	(32,217)

Deferred tax asset	$11,607	$6,686

Deferred tax liability	$(473)	$(389)

Deferred tax asset
Domestic:	7,849	5,013
Foreign:	3,758	1,673
	$11,607	$6,686

Deferred tax liability
Foreign:	$(473)	$(389)

Schedule Of Income Tax Reconciliation Between Theoretical And Actual Tax Expenses Benefit [Table Text Block]
g.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory corporate tax rate applicable to the income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2015	2016	2017

Income before taxes, as reported in the consolidated statements of operations	$3,148	$7,594	$9,640

Israeli statutory corporate tax rate	26.5%	25.0%	24.0%

Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$834	$1,898	$2,314
Income tax at rate other than the Israeli statutory corporate tax rate	361	(749)	429
Non-deductible expenses, including share-based compensation expenses	1,338	744	629
Losses for which valuation allowance was provided (utilized)	209	(11,373)	975
Impact of rate change	-	679	943
Other	40	157	320

Actual tax expense (benefit)	$2,782	$(8,644)	$5,610